Taxation - Income taxes (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	(3.76%)	(13.22%)	(9.90%)
Tax rate difference from statutory rate in other jurisdictions	(0.92%)	(20.07%)	(3.16%)
Tax effect of preferential tax treatments	(3.15%)	3.76%
Withholding tax	(2.05%)
Change in valuation allowance	(19.94%)	(0.55%)	(12.29%)
Effective income tax rate	(4.82%)	(5.08%)	(0.35%)
Operating loss carryforwards
Net operating tax loss carry forwards	¥ 945,925,000
Loss expiring in 2019
Operating loss carryforwards
Net operating tax loss carry forwards	22,182,000
Loss expiring in 2020
Operating loss carryforwards
Net operating tax loss carry forwards	54,598,000
Loss expiring in 2021
Operating loss carryforwards
Net operating tax loss carry forwards	100,163,000
Loss expiring in 2022
Operating loss carryforwards
Net operating tax loss carry forwards	143,374,000
Loss expiring in 2023
Operating loss carryforwards
Net operating tax loss carry forwards	¥ 625,608,000
Shanghai Bilibili Technology Co., Ltd
Income taxes
Preferential tax rate (as a percent)	15.00%	15.00%
Cayman Islands
Income taxes
Withholding tax amount	¥ 0
Hong Kong
Income taxes
Income tax rate (as a percent)	16.50%	16.50%	16.50%
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate	16.50%	16.50%	16.50%
China
Income taxes
Income tax rate (as a percent)	25.00%
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate	25.00%
China | Shanghai Hode
Income taxes
Preferential tax rate (as a percent)	15.00%	15.00%